Acquisitions, Discontinued Operations and Dispositions - Major Classes of Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets - discontinued operations	$ 0	$ 197
Non-current assets - discontinued operations	0	1,012
Current liabilities - discontinued operations	0	72
Other non-current liabilities		65
Non-current liabilities - discontinued operations	$ 0	635
South Central Portfolio | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		89
Accounts receivable, net		49
Inventory		35
Other current assets		5
Current assets - discontinued operations		178
Property, plant and equipment, net		408
Other non-current assets		1
Non-current assets - discontinued operations		409
Accounts payable		19
Other current liabilities		5
Current liabilities - discontinued operations		24
Out-of-market contracts, net		50
Other non-current liabilities		11
Non-current liabilities - discontinued operations		61
Carlsbad Energy Holdings LLC | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted Cash		4
Accounts receivable, net		10
Other current assets		5
Current assets - discontinued operations		19
Property, plant and equipment, net		590
Intangible assets, net		9
Other non-current assets		4
Non-current assets - discontinued operations		603
Current portion of long term debt and capital leases		20
Accounts payable		27
Other current liabilities		1
Current liabilities - discontinued operations		48
Long-term debt and capital leases		572
Other non-current liabilities		2
Non-current liabilities - discontinued operations		$ 574